Significant Accounting Policies - Tuition Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of tuition receivable and allowance for doubtful accounts
Tuition receivable	$ 82,454	$ 84,151
Allowance for doubtful accounts	(30,931)	(28,457)	$ (12,687)	$ (10,201)
Tuition receivable, net	51,523	55,694
Other assets
Schedule of tuition receivable and allowance for doubtful accounts
Tuition receivable, noncurrent	$ 1,000	$ 1,100